SUMMARY OF STOCKHOLDERS EQUITY (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Beginning balance, value	$ 35,151	$ 38,549	$ 38,888	$ 47,551	$ 37,575	$ 30,180	$ 38,888	$ 30,180	$ 30,180	$ 39,531
Stock-based compensation	25	23	26	60	215	236
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730					13,683	8,550
Warrant exercises					1,185	2,586			3,771	2
Net loss	(6,963)	(2,440)	(365)	(3,334)	(5,107)	(3,977)	(9,768)	(12,418)	(17,862)	(26,469)
Stock option exercises
Stock option exercises, shares									4
Issuance of shares to employees under ESPP Plan
Ending balance, value	28,195	35,151	38,549	44,277	47,551	37,575	28,195	44,277	$ 38,888	30,180
Accretion of discount and redemption feature of convertible preferred stock		(1,025)
Convertible preferred stock redemption		44
Fractional shares cashed out	(18)						18
Preferred Stock [Member]
Beginning balance, value
Balance, shares
Stock-based compensation
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730
Warrant exercises
Warrant exercises, shares
Net loss
Stock option exercises
Stock option exercises, shares
Issuance of shares to employees under ESPP Plan
Ending balance, value
Balance, shares
Accretion of discount and redemption feature of convertible preferred stock
Convertible preferred stock redemption
Fractional shares cashed out
Common Stock [Member]
Beginning balance, value	$ 2	$ 2	$ 2	$ 2	$ 2	$ 1	$ 2	$ 1	$ 1	$ 1
Balance, shares	1,820,452	1,820,452	1,820,452	1,820,452	1,451,605	975,897	1,820,452	975,897	975,897	627,497
Stock-based compensation
Stock-based compensation, shares					69
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730						$ 1
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost, shares					230,794	383,333
Warrant exercises
Warrant exercises, shares					137,968	92,375			230,343	423
Net loss
Stock option exercises
Stock option exercises, shares					4				4
Issuance of shares to employees under ESPP Plan
Issuance of shares to employees under ESPP Plan, shares					12
Ending balance, value	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 2	$ 1
Balance, shares	1,815,951	1,820,452	1,820,452	1,820,452	1,820,452	1,451,605	1,815,951	1,820,452	1,820,452	975,897
Accretion of discount and redemption feature of convertible preferred stock
Convertible preferred stock redemption
Fractional shares cashed out
Fractional shares cashed out, shares	(4,501)
Additional Paid-in Capital [Member]
Beginning balance, value	$ 466,554	467,512	$ 467,486	$ 467,371	$ 452,288	$ 440,917	$ 467,486	$ 440,917	$ 440,917	$ 423,799
Stock-based compensation	25	23	26	60	215	236
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730					13,683	8,549
Warrant exercises					1,185	2,586			3,771	2
Net loss
Stock option exercises
Issuance of shares to employees under ESPP Plan
Ending balance, value	466,561	466,554	467,512	467,431	467,371	452,288	466,561	467,431	467,486	440,917
Accretion of discount and redemption feature of convertible preferred stock		(1,025)
Convertible preferred stock redemption		44
Fractional shares cashed out	(18)
Retained Earnings [Member]
Beginning balance, value	(431,405)	(428,965)	(428,600)	(419,822)	(414,715)	(410,738)	(428,600)	(410,738)	(410,738)	(384,269)
Stock-based compensation
Issuance of Common Stock, Initial Public Offering, net of Issuance Cost of $2,730
Warrant exercises
Net loss	(6,963)	(2,440)	(365)	(3,334)	(5,107)	(3,977)			(17,862)	(26,469)
Stock option exercises
Issuance of shares to employees under ESPP Plan
Ending balance, value	(438,368)	(431,405)	$ (428,965)	$ (423,156)	$ (419,822)	$ (414,715)	$ (438,368)	$ (423,156)	$ (428,600)	$ (410,738)
Accretion of discount and redemption feature of convertible preferred stock
Convertible preferred stock redemption
Fractional shares cashed out